COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
Schedule of concentrations of risk

	Year ended December 31, 2025			December 31, 2025
Customers	Revenues	Percentage of revenues		Accounts receivable

Customer B	$7,957	80%		$1,275
Customer C	1,884	20%		–

Total:	$9,842	100%	Total:	$–

	Year ended December 31, 2024			December 31, 2024
Customers	Revenues	Percentage of revenues		Accounts receivable

Customer A	$700,884	98%		$5,357

Total:	$700,884	98%	Total:	$5,357

(b)	Major suppliers

For the years ended December 31, 2025 and 2024, the individual supplier who accounts for 10% or more of the Company’s cost of revenue and its outstanding payable balances as at year-end dates, are presented as follows:

	Year ended December 31, 2025			December 31, 2025
Suppliers	Cost of revenues	Percentage of cost of revenues		Balance outstanding

Supplier A	$58,728	19%		$1,051,220
Supplier B	$248,764	79%		$2,300,518

Total:	$307,492	98%	Total:	$3,351,738

	Year ended December 31, 2024			December 31, 2024
Suppliers	Cost of revenues	Percentage of cost of revenues		Balance outstanding

Supplier A	$113,951	20%		$1,068,099
Supplier B	$455,528	79%		$1,695,698

Total:	$569,479	99%	Total:	$2,763,797